John Hancock GA Mortgage Trust
Portfolio of investments 3-31-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 92.1%				$1,949,729,602
(Cost $2,029,429,538)
11 West Partners LLC	3.770	06-01-32	9,600,000	9,271,733
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,625,310	4,245,711
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	4,179,893
1419 Potrero LLC	3.660	09-01-30	5,636,034	5,145,349
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,437,372	4,152,027
1635 Divisadero Medical Building LLC	3.950	06-01-30	5,407,574	5,345,263
1635 Divisadero Medical Building LLC	6.000	06-01-30	10,608,709	11,911,438
192 Investors LLC	3.750	08-01-29	17,000,000	17,125,851
257 Ridgewood Ave LLC	3.560	05-01-32	10,100,000	9,713,615
5021 St. LLC	4.390	09-01-40	32,869,846	35,541,539
655 Kelton LLC	2.270	04-01-31	5,087,917	4,600,301
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,397,627	3,896,737
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,929,854
8421 Lyndale Avenue South LLC	2.580	11-01-28	5,200,000	4,754,656
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	10,717,286
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	17,918,080
Accord/Pac Members LLC	3.500	09-01-40	8,521,280	7,812,191
American Fork OW LLC	2.900	02-10-36	5,500,000	4,871,213
Americana Lakewood V LLC	3.110	09-01-32	17,500,000	16,614,339
Americana on the River LLC	2.970	05-01-36	5,502,324	5,013,971
Arboretum LLC	2.800	01-01-29	5,900,000	5,458,668
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,604,805
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	9,274,520
Aventura at Mid Rivers LLC	2.390	02-01-31	4,582,352	4,149,957
Aventura at Richmond LLC	2.210	01-01-31	3,986,115	3,580,420
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,519,041	3,115,498
Bandicoot LLC	2.950	06-01-30	15,000,000	14,037,330
Bayside Square Investments LLC	3.480	02-01-42	11,900,000	10,639,409
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	18,211,943
Berkshire Apartments LLC	2.660	03-01-46	6,022,975	5,397,043
Beverly West Square Associates LP	5.560	12-01-30	8,125,153	9,021,626
Bgn Properties Palm Gate LP	2.860	07-01-32	7,000,000	6,464,348
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	5,704,422
Bref-Masters Cove LLC	3.070	06-01-29	6,100,000	5,556,323
Burroughs LPM LP	2.980	01-01-36	12,584,123	11,145,921
BW Logan LLC	6.370	04-01-28	3,074,810	3,381,879
Bwp Crown Valley 1 LLC	3.020	04-01-37	15,000,000	13,366,005
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,774,371
Capri Apartments LLC	3.360	04-01-30	6,500,000	6,305,442
Carriage Way LLC	3.520	08-01-31	3,955,700	3,671,700
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,525,430
Caton House Apartments LLC	2.740	09-01-36	3,956,703	3,568,424
Central Way Plaza LLC	2.910	03-01-32	10,000,000	9,349,900
Chandler Property Development Associates LP	2.550	03-01-33	7,624,588	6,750,246
Chimney Top LLC	2.910	02-01-29	6,800,000	6,347,950
CIP Group of Homestead LLC	3.060	06-01-33	6,694,987	6,068,430
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,870,160	9,019,737
CLAGB LLC	2.680	02-01-36	5,856,747	5,181,306
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Colt Street Partners LLC	3.290	01-01-35	9,967,308	$9,070,579
Columbia Cochran Commons LLC	5.790	03-01-24	3,632,405	3,819,967
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	13,703,460
Congressional Properties LP	3.210	04-01-47	6,000,000	5,646,492
Copperstone Apartments LP	2.880	04-01-39	5,889,434	5,443,728
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	12,066,575
CR Ballantyne LLC	3.290	06-01-36	6,200,000	5,812,791
Creekside at Amherst Apartments LLC	3.380	09-01-31	11,397,195	11,178,859
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	10,614,584
Cross Keys Development Company	2.550	10-01-33	13,000,000	11,550,279
Crossing Company LP	2.780	10-01-31	6,600,000	5,977,587
Deer Chase Housing Partners LP	2.630	04-01-27	4,000,000	3,814,960
Delphi Investors LLC	2.520	01-01-31	9,738,599	8,720,954
DNP Regio LLC	3.110	10-01-36	12,394,207	11,018,463
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	66,628,640
Draper Southpoint Apartments LLC	2.520	04-01-31	5,875,835	5,255,553
DTN Waters House LLC	3.300	08-01-31	5,300,000	4,900,168
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,617,697	2,376,707
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	7,760,693
Edgewater Partnership LP	5.200	04-01-25	2,489,426	2,003,507
Edina Crosstown Medical LLC	3.230	06-01-41	13,329,812	12,512,002
Elizabeth Lake Estates LLC	2.920	05-01-31	5,108,539	4,691,958
Fairfield 35 Pinelawn LLC	3.450	01-01-42	7,177,106	6,453,661
Fairgrounds Apartments LP	2.490	01-01-36	2,991,654	2,716,236
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,277,970	2,029,653
Fountainview Terrace Apartments	2.900	07-01-41	4,388,200	4,041,256
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	8,619,969
Fredwood LLLP	2.740	09-01-36	4,055,620	3,668,012
Gadberry Courts LP	3.330	05-01-32	6,839,269	6,376,005
GALTG Partners LP	6.850	07-01-25	17,460,973	19,264,761
Gateway MHP, Ltd.	3.950	07-01-29	9,510,280	9,722,778
Gateway Village Plaza LP	3.420	07-01-31	5,800,000	5,478,088
Georgetown Mews Owners Corp.	2.870	01-01-36	7,146,557	6,439,569
Grande Apartments LP	3.380	07-01-41	8,587,039	7,847,172
Greenhouse Apartments LP	3.380	07-01-41	9,870,160	9,019,737
Harbor Breeze LP	2.400	11-01-31	5,000,000	4,515,615
Harborgate LLC	2.610	01-01-31	9,739,630	8,785,370
Hunters Price LP	3.360	04-01-32	11,500,000	10,859,439
Industry West Commerce Center LLC	2.810	03-01-41	9,784,527	8,623,486
J J Carson LLC	2.950	11-01-31	12,000,000	10,794,996
JGK Garden Grove LP	2.790	02-01-32	3,500,000	3,230,262
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	10,168,324	10,150,824
Kimberly Partners of Albany LP	2.920	12-01-30	4,923,568	4,448,074
Kingswick Apartments LP	3.310	04-01-42	13,000,000	12,273,131
KIR Torrance LP	3.375	10-01-22	21,704,446	21,916,498
La Costa Vista LLC	2.610	04-01-31	4,898,046	4,406,816
Ladera Corporate Terrace South LLC	3.870	06-01-32	7,500,000	7,198,611
Lassen Associates LLC	3.020	07-01-31	5,300,000	4,991,726
LB PCH Associates LLC	4.140	10-01-25	28,479,992	29,074,398
LB PCH Associates LLC	4.680	10-01-25	4,211,677	4,272,679
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

LB PCH Associates LLC	3.870	06-01-32	18,300,000	$17,564,611
Manoa Shopping Center Associates LP	7.060	03-01-30	6,270,641	7,291,564
Meadow and Central LP	3.100	01-01-32	3,986,488	3,645,775
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	9,978,568	8,880,038
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,648,678	4,205,858
Mesa Broadway Property LP	2.550	03-01-33	4,692,054	4,153,998
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,889,994
Mill Pond, Ltd.	2.870	06-01-36	7,085,209	6,474,542
Montrose Manor Apartments LLC	2.740	09-01-36	5,638,301	5,085,004
Nat City Spe, LLC	3.980	02-01-35	2,000,000	1,827,188
National City Plaza	4.110	03-01-35	8,587,850	8,365,493
NCHC 3 LLC	3.390	02-01-32	18,570,161	17,432,348
Newton Executive Park LP	2.570	10-01-33	4,919,869	4,501,297
Niederst Portage Towers LLC	2.670	12-01-31	6,762,888	6,154,844
Northbridge Park Company OP, Inc.	3.640	06-01-51	9,564,302	8,974,682
Northland Monterra LLC	2.890	07-01-31	13,500,000	12,436,929
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,991,726
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	15,189,166
Olympic Mills Commerce Center LLC	4.060	03-01-36	11,304,681	11,857,502
One Biscayne Tower LLC	3.260	08-01-26	115,000,000	112,612,715
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	7,940,535
Pademelon LLC	3.000	06-01-30	6,000,000	5,572,518
Parc Center Drive Joint Venture	5.480	02-01-32	2,387,271	2,634,449
Penndel Apartments LP	3.270	06-01-31	5,713,556	5,288,102
Pepperward Apartments LLC	2.180	01-01-27	4,083,830	3,835,913
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	3,115,207
Plantation Crossing Apartments LLC	3.040	09-01-31	5,047,517	4,652,634
Platt Partners LP	3.390	05-01-37	13,000,000	12,646,395
Platypus LLC	2.950	06-01-30	4,000,000	3,753,920
Plaza Inv. LP	3.910	05-01-26	28,323,021	28,821,818
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	3,083,549
POP 3 Ravinia LLC	4.460	01-01-42	115,193,021	121,967,408
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	7,396,288
Prime/Scrc Spe, LLC	2.650	12-01-31	10,000,000	9,062,640
PRTC LP	3.130	05-01-32	11,600,000	11,153,245
Quay Works LLC	2.730	12-01-36	12,000,000	10,798,644
Raamco Broadwater LLC	3.090	07-01-31	4,400,000	4,058,520
Regency Apartments Vancouver LLC	2.250	04-01-31	4,891,880	4,463,058
Regent Garden Associates LLC	3.250	03-10-35	120,130,784	114,554,673
Rehco Loan LLC	3.000	11-01-51	5,164,172	4,622,859
Rep 2035 LLC	3.260	12-01-35	17,000,000	14,912,315
Richmar II Apartments LLC	2.930	08-01-36	9,877,536	9,184,429
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	9,986,337
Rollins Park Apartment Section Two LP	3.210	04-01-47	10,100,000	9,504,928
Rollins Park Section III LP	3.210	04-01-47	4,300,000	4,046,653
Rose Gardens Senior LP	3.330	05-01-32	8,573,168	7,992,456
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,379,047	5,759,878
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,789,474	8,476,500
SF Mansfield LLC	2.990	04-01-33	5,000,000	4,439,450
SF Stapleton LLC	2.850	03-01-31	4,680,000	4,154,062
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-22 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Silverado Ranch Centre LLC	7.500	06-01-30	6,111,615	$7,075,350
Skotdal Mutual LLC	2.860	06-15-31	6,462,893	6,065,748
Spring Park Apartments	3.440	10-01-31	17,100,000	16,261,194
St. Indian Ridge LLC	6.590	08-01-29	5,189,488	5,798,796
Stony Island Plaza	3.620	10-01-34	5,700,000	5,423,054
Styertowne Shopping Center LLC	6.060	03-01-24	12,395,201	13,063,761
Sunnyside Marketplace LLC	3.420	04-01-30	7,215,900	6,936,768
Switch Building Investors II LP	2.690	06-01-36	4,794,947	4,539,323
Tanecap 1 LP	2.690	09-01-31	4,945,424	4,446,905
The Enclave LLC	2.940	05-01-31	5,000,000	4,534,460
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	6,298,651	5,722,375
The Links at Columbia LP	2.720	05-01-41	18,106,758	16,137,286
The Links at Rainbow Curve LP	2.630	08-01-32	8,000,000	7,625,713
The Links at Rainbow Curve LP	4.300	10-01-22	14,817,897	15,002,795
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42	18,086,552	16,379,598
THF Greengate Development LP	6.320	10-01-25	27,519,050	30,016,954
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	11,578,011	13,304,107
Topaz House, Ltd.	3.300	04-01-47	18,000,000	17,016,588
Town Center Associates	2.790	03-01-29	4,700,000	4,475,425
Trail Horse Partners LLC	2.690	04-01-31	6,369,194	5,708,671
Tualatin Industrial Invest LLC	3.580	09-01-29	12,500,000	12,331,675
Valley Square I LP	5.490	02-01-26	15,996,670	16,472,394
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	14,381,370
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	5,016,303
Voyager RV Resort MHC	4.100	06-01-29	39,927,250	40,600,463
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,700,000	7,829,765
Warwick Devco LP	2.880	07-01-33	7,067,567	6,600,472
West Linn Shopping Center Associates LLC	3.160	01-01-32	8,072,919	7,432,970
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	6,297,312
WG Opelousas LA LLC	7.290	05-01-28	1,294,255	1,495,801
White Oak Subsidiary LLC	4.900	07-01-24	7,878,437	8,223,331
White Oak Subsidiary LLC	8.110	07-01-24	12,774,449	14,196,718
Willow Creek Court LLC	4.530	07-01-52	7,300,000	7,444,928
Windsor Place Apartments	3.530	02-01-32	9,200,000	8,808,098
Woodlane Place Townhomes LLC	2.900	05-05-35	9,606,057	8,769,110
Woods I LLC	3.100	07-01-30	7,240,668	6,846,009
Woods Mill Park Apartments LLC	2.610	02-01-41	4,886,542	4,342,352
WPC Triad LLC	2.960	04-01-31	5,000,000	4,469,575

U.S. Government and Agency obligations 2.9%				$62,516,344
(Cost $65,145,804)
U.S. Government 2.9%				62,516,344
U.S. Treasury Note	1.875	02-15-32	65,100,000	62,516,344

See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-22 (unaudited)

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 9.9%				$209,132,564
(Cost $209,161,197)
U.S. Government 5.5%				116,325,922
U.S. Treasury Bill	0.085	05-26-22	6,100,000	6,097,321
U.S. Treasury Bill	0.127	04-07-22	13,000,000	12,999,686
U.S. Treasury Bill	0.133	04-05-22	10,100,000	10,099,854
U.S. Treasury Bill	0.135	06-16-22	7,000,000	6,993,861
U.S. Treasury Bill	0.193	06-30-22	8,000,000	7,989,775
U.S. Treasury Bill	0.195	04-07-22	1,000,000	999,976
U.S. Treasury Bill	0.208	05-03-22	25,800,000	25,796,961
U.S. Treasury Bill	0.220	04-12-22	11,000,000	10,999,529
U.S. Treasury Bill	0.266	05-05-22	9,600,000	9,598,663
U.S. Treasury Bill	0.398	06-16-22	7,300,000	7,293,604
U.S. Treasury Bill	0.424	07-28-22	17,500,000	17,456,692

	Yield (%)	Shares	Value
Short-term funds 4.4%			92,806,642
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.3058(B)	92,806,642	92,806,642

Total investments (Cost $2,303,736,539) 104.9%	$2,221,378,510
Other assets and liabilities, net (4.9%)	(104,546,658)
Total net assets 100.0%	$2,116,831,852

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the annualized seven-day yield as of 3-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-22 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The Board of Trustees oversees the process of the fund’s valuation of its portfolio securities, assisted by the fund’s Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board of Trustees. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the fund’s valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-22 (unaudited)

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2022 by major security category or type:
	Total value at 3-31-22	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,949,729,602	—	—	$1,949,729,602
U.S. Government and Agency obligations	62,516,344	—	$62,516,344	—
Short-term investments	209,132,564	$92,806,642	116,325,922	—
Total investments in securities	$2,221,378,510	$92,806,642	$178,842,266	$1,949,729,602
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-21	$1,895,168,754
Purchases	218,706,539
Sales	(8,288,476)
Realized gain (loss)	(173,627)
Net amortization of (premium) discount	(419,589)
Change in unrealized appreciation (depreciation)	(155,263,999)
Balance as of 3-31-22	$1,949,729,602
Change in unrealized appreciation (depreciation) at period end*	$(155,263,999)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-22	Valuation technique	Significant unobservable inputs	Input/Range	Input weighted average*
Commercial mortgage loans	$1,949,729,602	Discounted cash flow	Discount rate	1.39% - 10.32%	3.86%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2022 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-22 (unaudited)

been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.